UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  510 Madison Avenue, 28th Floor
	  New York, NY 10022

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	February 14, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $3,012,158 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

API TECHNOLOGIES CORP		COM		00187E203      	 18855 	5929231		SOLE		5929231		0	0
APPLE INC			COM		037833100      	 91125 	225000		SOLE		225000		0	0
AVIS BUDGET GROUP		COM		053774105      	 21440 	2000000		SOLE		2000000		0	0
BLUELINX HLDGS INC		COM		09624H109      	 4335 	2889972		SOLE		2889972		0	0
BP PLC				SPONSORED ADR	055622104	 106850 2500000		SOLE		2500000		0	0
CENTRAL PAC FINL CORP		COM		154760409      	 21388 	1655423		SOLE		1655423		0	0
CF INDS HLDGS INC		COM		125269100      	 65241 	450000		SOLE		450000		0	0
CHARTER COMMUNICATIONS INC D	CL A		16117M305      	 131948 2317311		SOLE		2317311		0	0
CHENIERE ENERGY INC		COM		16411R208      	 30415 	3500000		SOLE		3500000		0	0
CITIGROUP INC			CALL		172967904	 32888 	1250000	CALL	SOLE		1250000		0	0
CITIGROUP INC			COM		172967424	 26310 	1000000		SOLE		1000000		0	0
CME GROUP INC			COM		12572Q105      	 32895 	135000		SOLE		135000		0	0
COMCAST CORP NEW		CL A		20030N101      	 98193 	4141437		SOLE		4141437		0	0
CROWN CASTLE INTL CORP		COM		228227104      	 145600 3250000		SOLE		3250000		0	0
CVR ENERGY INC			COM		12662P108      	 23413 	1250000		SOLE		1250000		0	0
DELPHI AUTOMOTIVE PLC		SHS		G27823106	 116315 5399952		SOLE		5399952		0	0
E TRADE FINANCIAL CORP		COM		269246401      	 87086 	10940471	SOLE		10940471	0	0
EQT CORP			COM		26884L109      	 54790 	1000000		SOLE		1000000		0	0
ESSEX RENT CORP			COM		297187106      	 5893 	1997705		SOLE		1997705		0	0
EXPEDIA INC DEL			COM		30212P105      	 39842 	1372900		SOLE		1372900		0	0
EXPRESS SCRIPTS INC		COM		302182100      	 35752 	800000		SOLE		800000		0	0
FOREST LABS INC			CALL		345838906	 9865 	326000	CALL	SOLE		326000		0	0
FOREST OIL CORP			CALL		346091905	 10163 	750000	CALL	SOLE		750000		0	0
GRACE W R & CO DEL NEW		COM		38388F108      	 34440 	750000		SOLE		750000		0	0
GRIFFON CORP			COM		398433102      	 3696 	404771		SOLE		404771		0	0
IDERA PHARMACEUTICALS INC	COM		45168K306      	 3396 	3234505		SOLE		3234505		0	0
INTL PAPER CO			COM		460146103      	 37000 	1250000		SOLE		1250000		0	0
ISHARES TR RUSSELL 2000		PUT		464287955	 350313 4750000	PUT	SOLE		4750000		0	0
LIBERTY INTERACTIVE CORPORAT	INT COM SER A	53071M104      	 48645 	3000000		SOLE		3000000		0	0
LIBERTY MEDIA CORPORATION	COM		530322106	 32523  416700		SOLE		416700		0	0
MACQUARIE INFRASTR CO LLC	MEMBERSHIP INT	55608B105      	 109036 3901100		SOLE		3901100		0	0
MCMORAN EXPLORATION CO		PUT		582411954	 21825 	1500000	PUT	SOLE		1500000		0	0
MCMORAN EXPLORATION CO		PUT		582411954	 7275 	500000	PUT	SOLE		500000		0	0
MCMORAN EXPLORATION CO		PUT		582411954	 7275 	500000	PUT	SOLE		500000		0	0
NASDAQ OMX GROUP INC		COM		631103108      	 24510 	1000000		SOLE		1000000		0	0
NCI BUILDING SYS INC		COM		628852204      	 3383 	311227		SOLE		311227		0	0
PVH CORP			COM		693656100      	 40641 	576545		SOLE		576545		0	0
ROCK-TENN CO			CL A		772739207      	 23080 	400000		SOLE		400000		0	0
SARA LEE CORP			COM		803111103      	 56760 	3000000		SOLE		3000000		0	0
SEALY CORP			SR SECD 3RD 8%	812139400      	 11125 	200000		SOLE		200000		0	0
SEMGROUP CORP			CL A		81663A105      	 53849 	2066329		SOLE		2066329		0	0
SMITH A O			COM		831865209      	 40120 	1000000		SOLE		1000000		0	0
SPDR S&P 500 ETF TR		PUT		78462F953	 301188 2400000	PUT	SOLE		2400000		0	0
SUNOCO INC			COM		86764P109      	 82040 	2000000		SOLE		2000000		0	0
TEXTRON INC			COM		883203101      	 38829 	2100000		SOLE		2100000		0	0
ULTRA PETROLEUM CORP		CALL		903914909	 7408 	250000	CALL	SOLE		250000		0	0
ULTRA PETROLEUM CORP		COM		903914109      	 22223 	750000		SOLE		750000		0	0
UNITED CONTL HLDGS INC		COM		910047109      	 22048 	1168389		SOLE		1168389		0	0
VALSPAR CORP			COM		920355104      	 99840 	2561964		SOLE		2561964		0	0
WALTER ENERGY INC		CALL		93317Q905	 15140 	250000	CALL	SOLE		250000		0	0
WALTER ENERGY INC		CALL		93317Q905	 36336 	600000	CALL	SOLE		600000		0	0
WARNACO GROUP INC		COM		934390402	 58797 	1175000		SOLE		1175000		0	0
WEATHERFORD INTERNATIONAL LT	CALL		H27013903	 21960 	1500000	CALL	SOLE		1500000		0	0
WEATHERFORD INTERNATIONAL LT	CALL		H27013903	 21960 	1500000	CALL	SOLE		1500000		0	0
WEATHERFORD INTERNATIONAL LT	REG SHS		H27013103	 43920 	3000000		SOLE		3000000		0	0
YAHOO INC			CALL		984332906	 120975 7500000	CALL	SOLE		7500000		0	0






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